Equity - Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	$ 10,677	$ (4,388)	$ 15,882
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary			248
Re-measuring losses on defined benefit plans	(1,382)	(328)	(618)
Net loss on available-for-sale financial assets			(64)
Changes in faire value of financial assets at fair value through other comprehensive income	1,336	(335)
Other comprehensive income/(loss) for the year, net of tax	10,631	(5,051)	15,448
Reserves including portion related to non-controlling interests [Member] | Re-measurement of defined benefit plans [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Re-measuring losses on defined benefit plans	(1,382)	(328)	(618)
Other comprehensive income/(loss) for the year, net of tax	(1,382)	(328)	(618)
Reserves including portion related to non-controlling interests [Member] | Financial assets at FVOCI reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Reclassification of application of IFRS 9		1,717
Changes in faire value of financial assets at fair value through other comprehensive income	1,336	(335)
Other comprehensive income/(loss) for the year, net of tax	1,336	1,382
Reserves including portion related to non-controlling interests [Member] | Foreign currency translation reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	10,677	(4,388)	15,882
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary			248
Other comprehensive income/(loss) for the year, net of tax	$ 10,677	(4,388)	16,130
Reserves including portion related to non-controlling interests [Member] | Available-for-sale reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Reclassification of application of IFRS 9		(1,717)
Net loss on available-for-sale financial assets			(64)
Other comprehensive income/(loss) for the year, net of tax		$ (1,717)	$ (64)